Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 80,795,369		¥ 52,904,617		¥ 41,469,595
Less: allowance of doubtful accounts			9,125,428
Less: allowance of doubtful accounts	(13,412,514)		9,125,428
Accounts receivable, net	¥ 67,382,855	$ 9,635,620	¥ 43,779,189	$ 6,111,339	¥ 41,469,595